As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND, INC.
            ---------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

                                                                                       NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund, Inc.
----------------------------------------------------------------

NUMBER OF SHARES                           MARKET VALUE+        NUMBER OF SHARES                               MARKET VALUE+
                                        ($000'S OMITTED)                                                    ($000'S OMITTED)

COMMON STOCKS (107.5%)                                                                                              36,972

APARTMENTS (18.5%)                                              LODGING (2.9%)
  640,200 Amli Residential Properties                                355,000 Hospitality Properties Trust           15,141
           Trust                            18,643  ss.
  591,100 Apartment Investment &                                MANUFACTURED HOMES (1.0%)
           Management                       21,220  ss.              433,400 Affordable Residential
  288,000 Archstone-Smith Trust              9,878  ss.                       Communities                            5,513
  175,000 BNP Residential Properties         2,821
  110,000 Camden Property Trust              4,984  ss.         OFFICE(29.3%)
  196,900 Education Realty Trust             3,306  *                409,800 Arden Realty                           13,818
  601,500 Gables Residential Trust          20,126  ss.              352,600 Brandywine Realty Trust                 9,767
   49,400 Home Properties                    1,996                   430,000 CarrAmerica Realty                     13,051
  172,400 Mid-America Apartment                                       77,000 CRT Properties                          1,768
           Communities                       6,520                   740,000 Equity Office Properties Trust         20,705  ss.
  100,000 Post Properties                    3,168                   450,200 Glenborough Realty Trust                8,671
  160,900 Town & Country Trust               4,132  ss.              556,700 Highwoods Properties                   13,639
                                          --------                 2,485,500 HRPT Properties Trust                  29,602
                                            96,794                   157,400 Kilroy Realty                           6,151
                                                                      41,800 Mack-Cali Realty                        1,755
COMMERCIAL SERVICES (1.5%)                                           622,000 Maguire Properties                     14,710
  250,000 Capital Trust                      8,030                   548,000 Prentiss Properties                    19,635
                                                                                                                ----------
COMMUNITY CENTERS (6.7%)                                                                                           153,272
  709,000  Heritage Property Investment
            Trust                           20,873              OFFICE - INDUSTRIAL (6.1%)
  290,700  Kramont Realty Trust              6,805                   450,800 Bedford Property Investors             11,319
  174,400  New Plan Excel Realty Trust       4,407  ss.              215,000 Liberty Property Trust                  8,396
  117,400  Tanger Factory Outlet Centers     2,771 (00)              390,100 Reckson Associates REalty              11,968  ss.
                                          --------                                                              ----------
                                            34,856                                                                  31,683
DIVERSIFIED (11.1%)                                             REGIONAL MALLS (6.3%)
  371,500  Colonial Properties Trust        13,485  ss.              738,300 Glimcher Realty Trust                  18,893  ss.
  840,000  Crescent Real Estate Equities    13,919                    60,000 Macerich Co.                            3,433
  600,000  iStar Financial                  25,110                   258,900 Pennsylvania REIT                      10,361
  176,300  Lexington Corporate Properties                                                                           ------
           Trust                             3,773  ss.                                                             32,687
162,000 Spirit Finance                       1,928  *
                                          --------                SELF STORAGE (2.5%)
                                            58,215                   127,000 Extra Space Storage                     1,647
                                                                     267,700 Sovran Self Storage                    10,654
                                                                      54,000 U-Store-It Trust                          886
                                                                                                                ----------
FREESTANDING (1.9%)                                                                                                 13,187
   520,000 Commercial Net Lease Realty       9,750

HEALTH CARE (12.6%)
  497,800 Health Care Property Investors    12,923  ss.         TOTAL COMMON STOCKS
  231,700 Health Care REIT                   7,762  ss.         (COST $523,123)                                    561,773
  118,600 Healthcare Realty Trust            4,325                                                              ----------
   66,700 LTC Properties                     1,299
1,033,500 Nationwide Health Properties      22,417  ss.         PREFERRED STOCKS (38.0%)
1,510,400 OMEGA Healthcare Investors        16,947
                                          --------
                                            65,673              APARTMENTS (1.9%)
                                                                     190,000 Apartment Investment &
                                                                              Management, Ser. U                     4,769
                                                                     200,000 Associated Estates Realty,
INDUSTRIAL (7.1%)                                                             Ser. B                                 5,220
  430,529 EastGroup Properties                                                                                  ----------
  546,800 First Industrial Realty Trust     15,581
                                            21,391  ss.
                                          --------

SEE NOTES TO SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
---------------------------------------------------------------------------------------

NUMBER OF SHARES                           MARKET VALUE+        NUMBER OF SHARES                               MARKET VALUE+
                                        ($000'S OMITTED)                                                    ($000'S OMITTED)

                                             9,989                    75,000 Shurgard Storage Centers, Ser.          1,994
                                                                             D
COMMUNITY CENTERS (2.1%)
   60,000 Cedar Shopping Centers, Ser. A     1,608              SPECIALTY (1.2%)
  360,000 Kramont Realty Trust, Ser. E       9,108                   240,000 Capital Automotive REIT                 6,082
                                          --------
                                            10,716              TOTAL PREFERRED STOCKS
                                                                (COST $193,168)                                    198,302
                                                                                                                 ----------
DIVERSIFIED (6.7%)
  160,000 Cousins Properties, Ser. B         4,040
  430,000 Crescent Real Estate Equities,                        PRINCIPAL AMOUNT
           Ser. A                            9,568  ss.
  200,000 iStar Financial, Ser. G            5,110              SHORT-TERM INVESTMENTS (18.9%)
  600,000 iStar Financial, Ser. I           15,264
  32,000  PS Business Parks, Ser. K            848               $96,239,500 N&B Securities Lending Quality
                                          --------                            Fund, LLC                             96,240 ++
                                            34,830                 2,366,133 Neuberger Berman Prime Money
HEALTH CARE (5.0%)                                                            Fund Trust Class                       2,366 @
  417,000 LTC Properties, Ser. F            10,842                                                               ----------
  600,000 OMEGA Healthcare Investors,                           TOTAL SHORT-TERM INVESTMENTS
           Ser. D                           15,528              (COST $98,606)                                      98,606#
                                          --------                                                               ----------
                                            26,370              TOTAL INVESTMENTS (164.4%)
                                                                (COST $814,897)                                    858,681##
LODGING (7.5%)                                                  Liabilities, less cash, receivables
  165,000 Ashford Hospitality Trust,                              and other assets [(17.5%)]                       (91,411)@@
           Ser. A                            4,356              Liquidation Value of Auction
   54,600 Equity Inns, Ser. B                1,449                Market Preferred Shares [(46.9%)]               (245,000)
   42,000 Host Marriott, Ser. E  1,163                                                                           ----------
  780,000 Innkeepers USA Trust, Ser. C      20,046              TOTAL NET ASSETS APPLICABLE TO COMMON
  480,000 Winston Hotels, Ser. B            12,360 ss.          SHAREHOLDERS (100.0%)                             $522,270
                                          --------                                                               ----------
                                            39,374

MANUFACTURED HOMES (3.0%)
  600,000 Affordable Residential
           Communities, Ser. A             15,780

OFFICE (7.3%)
  100,000 Brandywine Realty Trust,
           Ser. C                           2,565
   80,000 Brandywine Realty Trust,
           Ser. D                           2,024
   90,000 Corporate Office Properties
           Trust, Ser. H                    2,284
    6,000 Highwood Properties, Ser. A       6,541
  840,000 Maguire Properties, Ser. A       21,471
  100,000 SL Green Realty, Ser. C           2,580
   20,000 SL Green Realty, Ser. D             517
                                          --------
                                           37,982

REGIONAL MALLS (2.9%)
   50,000 Glimcher Realty Trust, Ser. F     1,312
  425,000 Glimcher Realty Trust, Ser. G    11,050
   70,000 Saul Centers, Ser. A              1,844
   37,800 Taubman Centers, Ser. G             979
                                          --------
                                           15,185

SELF STORAGE (0.4%)

NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2005 the cost of investments for U.S. Federal income tax purposes was $814,897,000. Gross unrealized appreciation of investments was $51,935,000 and gross unrealized depreciation of investments was $8,151,000, resulting in net unrealized appreciation of $43,784,000 based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ss. All or a portion of this security is on loan.

++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management company complex, the Quality Fund may be considered an affiliate of the Fund.

(oo) All or a portion of this security is segregated as collateral for interest rate swap contracts.



For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd


@@ At January 31, 2005, the Fund had outstanding interest rate swap contracts as follows:


                                                                           Rate Type
                                                                      -------------------

                                                                  VARIABLE-
                                                    FIXED-          RATE
                                                     RATE         PAYMENTS      ACCRUED
SWAP                                               PAYMENTS       RECEIVED    NET INTEREST       UNREALIZED
COUNTER           NOTIONAL        TERMINATION       MADE BY        BY THE      RECEIVABLE       APPRECIATION        TOTAL
PARTY              AMOUNT             DATE          THE FUND        FUND        (PAYABLE)       (DEPRECIATION)    FAIR VALUE

Merrill Lynch   $100,000,000    February 23, 2008     3.035%        2.52%       $(11,444)         $1,977,747        $1,966,303
Merrill Lynch     85,000,000    February 23, 2009     3.387%        2.52%        (16,377)          1,513,708         1,497,331
                                                                                 --------          ---------         ---------
                                                                                $(27,821)         $3,491,455        $3,463,634

(1) 30 day LIBOR (London Interbank Offered Rate)





For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund, Inc.



By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005



By: /s/John McGover
    ----------------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date:  March 30, 2005